Disposal of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2014
Disposal of Subsidary [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
In February 2013 and March 2014, we sold our interests in the companies that own and operate the Golar Maria and Golar Igloo, respectively, to Golar Partners.

(in thousands of $)	Golar Igloo	Golar Maria
Consideration received (1)	156,001	127,900
Carrying value of the assets sold to Golar Partners	(112,714)	(45,630)
Gain on disposal	43,287	82,270
Deferred gain on sale	(8,551)	(17,114)
Gain recognized on sale	34,736	65,156